Share Capital and share premium (Details)												1 Months Ended																												12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Nov. 08, 2019 shares	Nov. 07, 2019 € / shares shares	Nov. 07, 2019 $ / shares shares	Dec. 31, 2018 EUR (€) shares	Sep. 18, 2018 EUR (€) € / shares shares	Dec. 15, 2017 EUR (€) shares	Dec. 14, 2017 $ / shares shares	Dec. 13, 2017 shares	May 19, 2017 EUR (€) shares	May 17, 2017 $ / shares shares	Dec. 31, 2019 shares	Nov. 30, 2019 shares	Oct. 31, 2019 shares	Sep. 30, 2019 shares	Aug. 31, 2019 shares	Jul. 31, 2019 shares	Jun. 30, 2019 shares	May 31, 2019 shares	Apr. 30, 2019 shares	Mar. 31, 2019 shares	Feb. 28, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2018 shares	Nov. 30, 2018 shares	Oct. 31, 2018 shares	Sep. 30, 2018 shares	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jun. 30, 2018 shares	May 31, 2018 shares	Apr. 30, 2018 shares	Mar. 31, 2018 shares	Jan. 31, 2018 shares	Dec. 31, 2017 shares	Nov. 30, 2017 shares	Oct. 31, 2017 shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2017 € / shares shares	Jan. 01, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	42,761,528				35,975,312							42,761,528											35,975,312	35,975,312										32,180,641	32,180,641					42,761,528	35,975,312	32,180,641	42,761,528	35,975,312	32,180,641	20,126,479
Number of shares outstanding at beginning of period																							35,975,312											32,180,641						35,975,312	32,180,641
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		600,000	4,000,000	4,000,000		3,475,000	666,000	666,000	4,440,000	879,750	5,865,000																5,913	2,300					113,075	111,727								5,106,000
Exercise of Options									4,440,000			22,180	16,714	611	5,730	8,710	56	66,965	35,054	13,729	73,005	13,393	163,170	30,531	9,768	556			469	5,393	5,900	34,039			75,230		1,400	15,000	5,000
Number of shares outstanding at end of period	42,761,528				35,975,312							42,761,528												35,975,312											32,180,641					42,761,528	35,975,312	32,180,641
Share price | (per share)						€ 86.50		$ 52.00			$ 17.00
Number of shares on conversion											1																													1
Gross proceeds from issue of shares | €						€ 255,700,000	€ 225,600,000			€ 102,100,000																														€ 502,200,000
Underwriter discounts and commissions, and offering expenses | €						14,800,000	14,300,000			9,600,000																														23,200,000
Expenses deducted from equity | €						14,700,000	14,100,000			8,900,000																														23,000,000
Net proceeds | €						€ 240,900,000	€ 211,300,000			€ 92,500,000																														€ 479,000,000
Number of share options issued																																								419,317	319,671
Par value per share | € / shares																																											€ 0.1	€ 0.1	€ 0.1
Accounting treatment of the share subscription agreement | €																																								€ (24,948,000)
Maximum authorized increase of then outstanding share capital (as a percent)	20.00%				20.00%																																					20.00%
Period of outstanding share capital					18 months																																					18 months
Maximum authorized increase in share capital | €	€ 760,110				€ 648,790																																					€ 537,852.60
Maximum authorized increase in number of shares	7,601,101				6,487,896																																					5,378,526
Number of shares covered by existing authorization	3,001,101				3,012,896																																					272,526
American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Share price | $ / shares				$ 121.00
IFRS Employee Stock Option [Member]
Disclosure of classes of share capital [line items]
Exercise of Options																																			203,412
Private placement (Sunflower)
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option																																				106,782
Share price | € / shares			€ 109.18
Private placement (Sunflower) | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option			2,589,943	2,589,943
Public Offering | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option			1,410,057	1,410,057
Underwriters' Over Allotment Option | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		600,000
Johnson & Johnson Innovation Inc
Disclosure of classes of share capital [line items]
Share subscription																							1,766,899																	1,766,899